LOSS PER CLASS A and CLASS B ORDINARY SHARE - Class A and Class B (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Computation of basic and diluted loss per share
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,313,935)	¥ (737,743)	¥ (500,187)
Weighted average number of ordinary share outstanding, basic	1,452,906,722	1,253,559,523	1,102,953,366
Weighted average number of ordinary share outstanding, diluted	1,452,906,722	1,253,559,523	1,102,953,366
Loss per Class A and Class B ordinary share, basic	¥ (0.90)	¥ (0.59)	¥ (0.45)
Loss per Class A and Class B ordinary share, diluted	¥ (0.90)	¥ (0.59)	¥ (0.45)
Class A
Computation of basic and diluted loss per share
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,252,810)	¥ (697,965)	¥ (469,535)
Weighted average number of ordinary share outstanding, basic	1,385,316,386	1,185,969,187	1,035,363,030
Weighted average number of ordinary share outstanding, diluted	1,385,316,386	1,185,969,187	1,035,363,030
Loss per Class A and Class B ordinary share, basic	¥ (0.90)	¥ (0.59)	¥ (0.45)
Loss per Class A and Class B ordinary share, diluted	¥ (0.90)	¥ (0.59)	¥ (0.45)
Class B
Computation of basic and diluted loss per share
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (61,125)	¥ (39,778)	¥ (30,652)
Weighted average number of ordinary share outstanding, basic	67,590,336	67,590,336	67,590,336
Weighted average number of ordinary share outstanding, diluted	67,590,336	67,590,336	67,590,336
Loss per Class A and Class B ordinary share, basic	¥ (0.90)	¥ (0.59)	¥ (0.45)
Loss per Class A and Class B ordinary share, diluted	¥ (0.90)	¥ (0.59)	¥ (0.45)